VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
MUNICIPAL BONDS: 98.4%
Alabama: 3.1%
Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/27 (c)	$500	$596,885
Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	125	133,159
Black Belt Energy Gas District, Series A (RB) 4.00%, 06/01/25	255	275,737
Black Belt Energy Gas District, Series A (RB) (SAW)
4.00%, 12/01/23 (c) (p)	470	490,989
5.00%, 12/01/23	860	918,090
Black Belt Energy Gas District, Series C-1 (RB) 4.00%, 12/01/26 (c) (p)	1,000	1,099,813
County of Jefferson, Series A (GO)
5.00%, 04/01/24	290	313,741
5.00%, 04/01/25	340	379,194
Industrial Development Board of the City of Mobile, Alabama Power Company Barry Plant Project, Series A (RB) 1.00%, 06/26/25 (p)	1,000	986,590
Jefferson County (RB) 5.00%, 09/15/22	375	385,454
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,500	1,625,925
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 06/01/24 (c) (p)	250	264,151
Tuscaloosa City Board of Education (RB)
5.00%, 08/01/26 (c)	1,055	1,228,243
5.00%, 08/01/26 (c)	825	960,475
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	450	479,223
		10,137,669
Arizona: 1.5%
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/23	250	264,803
City of Phoenix Civic Improvement Corp., Senior Lien Airport, Series B (RB) 5.00%, 07/01/24	200	218,096
City of Tucson, Water System (RB) 5.00%, 07/01/25	450	507,891
Gilbert Water Resource Municipal Property Corp. (RB) 5.00%, 07/01/25	400	451,459
	Par (000’s)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	$700	$800,593
Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/24	250	272,933
Pima County (GO) 4.00%, 07/01/23	310	324,050
Salt River Project Agricultural Improvement & Power District, Series A (RB)
5.00%, 01/01/26	500	572,471
5.00%, 01/01/27	500	588,117
State of Arizona (RB)
5.00%, 07/01/23	500	529,605
5.00%, 07/01/26	305	353,558
		4,883,576
California: 14.5%
Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	250	261,775
Bay Area Toll Authority, Series B (RB) 2.85%, 04/01/25 (c) (p)	400	416,230
Bay Area Toll Authority, Series G (RB) 2.00%, 04/01/24 (c) (p)	725	735,109
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-2 (RB) 4.00%, 10/01/24 (c) (p)	500	536,794
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	335	342,851
California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) (SAW) 5.00%, 10/01/25 (p)	1,105	1,247,327
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 5.00%, 09/01/23	1,215	1,294,102
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/22	450	463,399
5.00%, 10/01/26	885	1,027,566
California State Public Works Board, Various Capital Projects, Series C (RB) 5.00%, 03/01/25	320	355,821

1

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
California (continued)
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 09/01/26	$500	$579,311
California Statewide Communities Development Authority, Southern California Edison Company, Series D (RB) 2.62%, 12/01/23 (p)	100	103,058
Chino Basin Regional Financing Authority, Series B (RB) 4.00%, 08/01/25 (c)	405	442,632
City & County of San Francisco, Series R-1 (GO) 5.00%, 06/15/25	250	282,231
City and County of San Francisco, Series B (CP)
5.00%, 10/01/25 (c)	430	487,743
5.00%, 04/01/25	100	111,726
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB) 5.00%, 05/15/26	500	577,804
City of San Francisco, Public Utilities Commission Water Revenue, Series B (RB) 5.00%, 11/01/24 (c)	200	221,021
County of Sacramento, Airport System, Series B (RB) 5.00%, 07/01/25	240	269,587
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A (RB)
5.00%, 06/01/22	500	507,549
5.00%, 06/01/24	1,000	1,088,107
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/23	1,000	1,055,555
Grossmont-Cuyamaca Community College District (GO) 5.00%, 08/01/24	265	291,038
Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	500	516,815
Los Angeles Department of Water & Power, Series A (RB)
5.00%, 07/01/23	600	635,702
5.00%, 07/01/25	285	321,051
Los Angeles Department of Water & Power, Series B (RB)
5.00%, 06/01/25 (c)	295	331,716
5.00%, 07/01/23	550	582,727
5.00%, 07/01/24	250	273,372
Los Angeles Department of Water & Power, Series C (RB) 5.00%, 07/01/24	250	273,372
	Par (000’s)	Value
California (continued)
Los Angeles Unified School District, Series A (GO)
5.00%, 07/01/22	$500	$509,501
5.00%, 07/01/24	875	956,803
5.00%, 07/01/26	800	926,246
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	130	137,678
Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/25	1,250	1,409,463
Metropolitan Water District of Southern California, Series B (RB)
5.00%, 07/01/23 (c)	450	476,337
5.00%, 07/01/24 (c)	1,000	1,095,249
Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/23	250	268,142
Northern California Energy Authority, Series A (RB)
4.00%, 07/01/24 (p)	1,000	1,062,301
5.00%, 07/01/24	275	300,364
Oakland Unified School District (GO) 5.00%, 08/01/23	430	457,043
Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	350	372,012
Orange County Transportation Authority, I-405 Improvement Project (RB)
4.00%, 10/15/24	675	725,859
5.00%, 10/15/24	750	826,408
Orange County Water District, Series A (CP) 2.00%, 02/15/23 (c)	205	207,554
Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.12%, 10/01/23 (c) (p)	930	944,682
Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	250	280,941
Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	300	317,151
Sacramento Municipal Utility District, Series B (RB) 5.00%, 10/15/25 (c) (p)	485	542,782
Sacramento Municipal Utility District, Series D (RB) 4.00%, 08/15/25	500	548,160
Sacramento Municipal Utility District, Series I (RB) 5.00%, 08/15/22	450	461,037

2

	Par (000’s)	Value
California (continued)
San Bernardino County, Series A (CP) 5.00%, 10/01/26	$345	$402,274
San Juan Unified School District (GO) 3.38%, 08/01/25	260	279,728
Southern California Public Power Authority. Windy Point/Windy Flats Project (RB) 5.00%, 01/01/24 (c)	725	780,956
State of California Department of Water Resources (RB) 5.00%, 12/01/26	500	587,857
State of California, Various Purpose (GO)
3.00%, 03/01/26	1,000	1,065,993
4.00%, 10/01/25	600	658,176
4.00%, 10/01/27	1,100	1,250,809
4.00%, 11/01/24	300	323,267
4.00%, 03/01/24	500	530,296
4.00%, 08/01/26	285	317,649
5.00%, 10/01/23	250	266,882
5.00%, 10/01/24	555	611,429
5.00%, 10/01/24	100	110,167
5.00%, 10/01/25	835	945,752
5.00%, 10/01/27	530	631,364
5.00%, 10/01/27	500	595,626
5.00%, 10/01/27	1,000	1,191,253
5.00%, 11/01/23	525	561,958
5.00%, 11/01/25	500	567,621
5.00%, 11/01/26	915	1,066,480
5.00%, 12/01/25	460	523,404
5.00%, 04/01/24	300	325,233
5.00%, 04/01/25	300	334,980
5.00%, 04/01/27	750	883,227
5.00%, 08/01/24	325	356,172
5.00%, 08/01/25	1,500	1,691,073
5.00%, 08/01/26	295	341,620
5.00%, 09/01/22	265	271,995
5.00%, 09/01/23	1,000	1,064,614
5.00%, 09/01/25	300	339,005
Tobacco Securitization Authority of Southern California, Series A-1 (RB) (AGM) 5.00%, 06/01/23	480	506,097
		47,841,761
Colorado: 1.3%
Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	125	132,053
City & County of Denver, Colorado Airport System, Series A (RB) 5.00%, 11/15/25	530	600,423
City of Colorado Springs, Utilities System (RB) 5.00%, 11/15/25	500	570,212
	Par (000’s)	Value
Colorado (continued)
Colorado Health Facilities Authority, Adventist Health System Series C (RB) 5.00%, 11/15/23 (p)	$530	$571,693
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	500	567,032
Douglas County School District No. RE-1 (GO) (SAW) 5.00%, 12/15/24	1,000	1,111,084
Larimer County School District No. R-1 (GO) (SAW) 5.00%, 12/15/23	450	483,703
State of Colorado, Series K (CP) 5.00%, 03/15/26	385	442,521
		4,478,721
Connecticut: 2.6%
Connecticut Housing Finance Authority, Housing Mortgage Program, Sereies B-5 (RB) 0.45%, 05/15/24 (c) (p)	250	245,761
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/25	1,000	1,117,233
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series C-2 (RB) 5.00%, 02/01/23 (p)	390	406,853
State of Connecticut, Series A (GO)
5.00%, 04/15/23	375	394,168
5.00%, 04/15/23	265	278,546
State of Connecticut, Series B (GO)
4.00%, 05/15/23	375	390,569
5.00%, 01/15/23	250	260,351
State of Connecticut, Series C (GO) 5.00%, 06/15/26	300	347,476
State of Connecticut, Series D (GO)
5.00%, 04/15/26	1,040	1,199,060
5.00%, 08/15/23	300	319,053
State of Connecticut, Series E (GO)
5.00%, 10/15/22	350	360,967
5.00%, 09/15/25	270	306,253
State of Connecticut, Special Tax Obligation, Series A (GO) 5.00%, 04/15/23	375	394,168
State of Connecticut, Special Tax Obligation, Series A (RB)
5.00%, 01/01/23	300	311,974
5.00%, 09/01/22	325	333,501

3

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Connecticut (continued)
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 10/01/23	$200	$213,609
State of Connecticut, State Revolving Fund, Series B (RB) 5.00%, 06/01/26	275	318,813
University of Connecticut, Series A (RB)
5.00%, 04/15/24	575	623,501
5.00%, 04/15/26	550	632,412
		8,454,268
Delaware: 0.8%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project, Series A (RB) (AGM) 1.05%, 07/01/25 (p)	1,000	996,554
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	500	492,971
Delaware Transportation Authority (RB) 5.00%, 07/01/26	500	581,005
State of Delaware, Series A (GO) 5.00%, 10/01/25	410	466,751
		2,537,281
District of Columbia: 1.2%
District of Columbia, Series A (GO) 5.00%, 06/01/25	315	354,866
District of Columbia, Series A (GO) 5.00%, 06/01/22	440	446,792
District of Columbia, Series B (GO) 5.00%, 06/01/25	120	135,187
District of Columbia, Series C (RB) 5.00%, 10/01/26	785	918,423
District of Columbia, Series D (GO) 5.00%, 06/01/24	250	272,935
District of Columbia, Series E (GO) 5.00%, 06/01/25	500	563,280
Washington Metropolitan Area Transit Authority, Series A-1 (RB)
5.00%, 07/01/24	225	245,922
5.00%, 07/01/25	100	112,686
5.00%, 07/01/27	200	237,250
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/25	300	338,057
5.00%, 07/01/26	300	347,342
		3,972,740
	Par (000’s)	Value
Florida: 2.2%
Central Florida Expressway Authority, Series B (RB) 5.00%, 07/01/26	$300	$347,622
City of Gainesville, Utilities System, Series A (RB) 5.00%, 10/01/22	600	617,865
City of Jacksonville, Series B (RB)
5.00%, 10/01/24	265	292,164
5.00%, 10/01/25	1,020	1,158,037
City of Orlando, Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27	760	910,735
County of Miami-Dade (RB)
5.00%, 10/01/25	280	317,138
County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/25	350	391,853
Florida Department of Management Services (CP) 5.00%, 11/01/26	250	291,513
Lee County School Board, Series A (CP) 5.00%, 08/01/24	375	410,968
Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA) 5.00%, 02/01/24	710	763,405
School District of Broward County, Series C (CP) 5.00%, 07/01/24	340	371,103
State of Florida, Board of Education, Lottery Revenue, Series A (RB)
5.00%, 07/01/23	450	476,645
5.00%, 07/01/24	650	710,768
State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	130	137,294
State of Florida, Department of Management Services, Series A (RB) 5.00%, 09/01/23	180	191,778
		7,388,888
Georgia: 3.6%
Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	500	510,417
City of Atlanta, Water and Wastewater, Series A (RB) 5.00%, 11/01/24	500	552,982
County of Forsyth, (GO) 5.00%, 09/01/25	280	318,197

4

	Par (000’s)	Value
Georgia (continued)
Main Street Natural Gas, Inc., Series A (RB)
4.00%, 09/01/23 (c) (p)	$500	$521,389
4.00%, 09/01/27 (c) (p)	1,250	1,400,940
Main Street Natural Gas, Inc., Series B (RB) 4.00%, 12/02/24 (c) (p)	1,000	1,072,812
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 06/01/23	500	521,038
4.00%, 09/01/26 (c) (p)	3,250	3,551,514
Private Colleges & Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/26	360	417,799
State of Georgia, Series A (GO)
5.00%, 02/01/23	160	166,963
5.00%, 02/01/25	250	278,956
5.00%, 08/01/25	350	396,512
5.00%, 08/01/26	700	815,950
State of Georgia, Series C (GO) 5.00%, 07/01/24	250	273,812
State of Georgia, Series E (GO) 5.00%, 12/01/24	1,100	1,221,036
		12,020,317
Hawaii: 0.2%
City & County of Honolulu, Rail Transit Project, Series E (GO) 5.00%, 03/01/27	500	590,077
State of Hawaii, Series FN (GO) 5.00%, 10/01/24	110	121,337
State of Hawaii, Series FT (GO) 5.00%, 01/01/23	100	104,029
		815,443
Illinois: 4.5%
Chicago O’Hare International Airport, Series B (RB) (AGM) 5.00%, 01/01/26	500	568,360
Chicago O’Hare International Airport, Series C (RB)
5.00%, 01/01/23	650	674,662
5.00%, 01/01/24	115	123,329
5.00%, 01/01/26	315	358,067
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/23	350	368,581
5.00%, 06/01/25	340	380,422
City of Chicago, Series A (GO) 5.00%, 01/01/27	500	569,633
Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/25	200	227,406
Cook County, Series A (GO) 5.00%, 11/15/26	300	344,606
	Par (000’s)	Value
Illinois (continued)
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/23	$310	$319,552
5.00%, 01/01/23	250	259,978
5.00%, 01/01/24	155	166,748
5.00%, 01/01/25	600	665,932
5.00%, 07/01/22	340	346,489
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/24	500	546,493
Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/23	250	265,047
Illinois Finance Authority, Series A (RB) (BAM) 5.00%, 08/15/25	1,255	1,418,265
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	415	484,687
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	650	759,149
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	495	540,780
Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	370	384,628
State of Illinois (GO) 5.00%, 02/01/23	350	364,122
State of Illinois (GO) (AGC)
5.50%, 05/01/24	250	273,307
5.50%, 05/01/25	335	377,370
State of Illinois, Series B (GO) 5.00%, 12/01/24	130	143,029
5.00%, 09/01/25	400	447,587
State of Illinois, Series D (GO)
5.00%, 11/01/22	470	484,649
5.00%, 11/01/23	500	533,007
5.00%, 11/01/25	1,345	1,509,222
5.00%, 11/01/26	800	913,476
		14,818,583
Indiana: 0.9%
City of Indianapolis, Water System, Series A (RB) 5.00%, 10/01/25	500	568,050
Indiana Finance Authority, Indiana University Health, Series C (RB) 5.00%, 12/01/23	500	536,703
Indiana Finance Authority, Series C (RB)
5.00%, 12/01/24	575	637,588
5.00%, 12/01/25	260	296,989
Indiana Finance Authority, Series E (RB) 5.00%, 02/01/24	500	539,986

5

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Indiana (continued)
5.00%, 02/01/25	$250	$278,878
		2,858,194
Iowa: 0.6%
Iowa Finance Authority (RB) 5.00%, 08/01/23	250	265,568
PEFA, Inc. (RB) 5.00%, 09/01/26 (c) (p)	1,500	1,704,525
		1,970,093
Kansas: 0.1%
Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	350	359,176
Kentucky: 2.0%
Kentucky Public Energy Authority, Gas Supply, Series A (RB)
4.00%, 04/01/24 (c) (p)	950	1,000,938
4.00%, 06/01/26 (c) (p)	1,000	1,089,702
Kentucky Public Energy Authority, Gas Supply, Series B (RB)
4.00%, 01/01/25 (c) (p)	1,085	1,154,090
4.00%, 07/01/23	200	207,653
Kentucky Public Energy Authority, Gas Supply, Series C-1 (RB) 4.00%, 06/01/25 (c) (p)	1,100	1,183,167
Kentucky State Property & Building Commission (RB) 5.00%, 05/01/26	275	316,590
Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/24	125	136,310
Louisville & Jefferson County, Metro Government, Louisville Water Co. (RB) (SAW) 5.00%, 11/15/26	250	292,941
Louisville & Jefferson County, Metro Government, Norton Healtcare, Inc., Series C (RB) 5.00%, 10/01/26 (c) (p)	1,000	1,153,270
		6,534,661
Louisiana: 0.6%
East Baton Rouge Sewerage Commission, Series A (RB) (NATL) 5.00%, 02/01/27	250	293,375
Louisiana Public Facilities Authority, Ochsner Clinic Project, Series B (RB) (SAW) 5.00%, 05/15/25 (c) (p)	500	556,692
Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/23	590	622,049
State of Louisiana, Series A (GO) 5.00%, 03/01/26	335	384,205
		1,856,321
	Par (000’s)	Value
Maine: 0.2%
State of Maine, Series B (GO) (SBG) 5.00%, 06/01/25	$500	$562,930
Maryland: 3.3%
County of Baltimore, Equipment Acquisition Program (CP)
5.00%, 03/01/25	295	329,351
5.00%, 03/01/26	1,125	1,291,207
County of Montgomery, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/26	265	310,736
County of Montgomery, Consolidated Public Improvement, Series D (GO) 4.00%, 11/01/24	210	226,702
Maryland Stadium Authority, Baltimore City Public Schools, Series A (RB) 5.00%, 05/01/23	320	336,657
Maryland State Transportation Authority (RB) 5.00%, 07/01/23	750	794,518
Prince George’s County, Series A (GO) 5.00%, 07/15/25	425	480,532
State of Maryland, Department of Transportation (RB)
5.00%, 10/01/26	595	694,658
5.00%, 05/01/23	500	526,798
5.00%, 09/01/24	165	181,524
State of Maryland, Series B (GO)
5.00%, 08/01/24	550	604,041
5.00%, 08/01/25	500	566,077
State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	790	802,221
State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/15/24	2,730	2,960,666
State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/24	250	274,564
State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	500	566,077
		10,946,329
Massachusetts: 2.6%
Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/23 (c)	860	907,007

6

	Par (000’s)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/26	$250	$285,720
5.00%, 01/01/27	710	833,646
Commonwealth of Massachusetts, Series C (GO)
5.00%, 10/01/26	400	466,602
5.00%, 10/01/27	535	639,570
Commonwealth of Massachusetts, Series D (GO)
5.00%, 07/01/23	900	953,685
5.00%, 07/01/27	250	297,137
Commonwealth of Massachusetts, Series E (GO)
3.00%, 12/01/25	750	800,117
5.00%, 11/01/26	295	344,874
Commonwealth of Massachusetts, Series E (GO) (AGM) 5.00%, 09/01/26	250	290,984
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/23 (c) (p)	275	285,563
Massachusetts Development Finance Agency, Broad Institute (RB) 5.00%, 04/01/26	450	518,070
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
5.00%, 10/15/25	900	1,023,265
5.00%, 10/15/26	500	584,096
Massachusetts Development Finance Agency, Partners Healthcare System, Series S-4 (RB) 5.00%, 01/25/24 (p)	250	269,443
Massachusetts Water Resources Authority (RB)
5.00%, 08/01/23	50	53,036
5.00%, 08/01/23	170	180,613
		8,733,428
Michigan: 1.1%
Great Lakes Water Authority Water Supply System (RB) 5.00%, 07/01/24	590	642,644
Michigan State Building Authority, Series I (RB) 5.00%, 04/15/26	250	288,014
Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	500	524,996
State of Michigan, Grant Anticipation (RB)
5.00%, 03/15/24	650	703,490
5.00%, 03/15/26	1,065	1,223,655
	Par (000’s)	Value
Michigan (continued)
Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	$145	$155,534
		3,538,333
Minnesota: 1.4%
Minneapolis-St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/25	500	552,818
Minneapolis-St Paul Metropolitan Area, Series C (GO) 5.00%, 12/01/26	1,000	1,172,636
Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	480	498,350
State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/24	1,200	1,317,907
State of Minnesota, Various Purpose, Series D (GO)
5.00%, 08/01/22	510	521,619
5.00%, 08/01/26	400	466,066
		4,529,396
Mississippi: 0.2%
County of Warren, Mississippi Gulf Opportunity Zone, international Paper Company Project, Series A (RB) 1.38%, 06/16/25 (p)	400	403,850
County of Warren, Mississippi Gulf Opportunity Zone, international Paper Company Project, Series C (RB) 1.38%, 06/16/25 (p)	400	400,958
		804,808
Missouri: 1.3%
City of St. Louis, St. Louis Lambert International Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,000	1,058,773
Health & Educational Facilities Authority, Long-Term Rate Health Facilities, Series B (RB) 4.00%, 05/01/26 (p)	1,500	1,664,456
Health & Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	150	168,198
Health & Educational Facilities Authority, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/22	260	268,917
Missouri Highways and Transportation Commission, Third Lien, Series B (RB) 5.00%, 11/01/25	500	569,789

7

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Missouri (continued)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	$500	$565,581
		4,295,714
Nebraska: 1.4%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 01/01/24 (c)	350	374,521
5.00%, 01/01/24 (c) (p)	500	531,991
Central Plains Energy Project, Gas Supply (RB) 2.50%, 08/01/25 (c) (p)	1,550	1,606,478
Central Plains Energy Project, Gas Supply (RB) (AGM) 4.00%, 08/01/25 (c) (p)	2,000	2,174,892
		4,687,882
Nevada: 0.5%
County of Clark Department of Aviation, Series A (RB) 5.00%, 07/01/23	300	317,063
County of Clark, Nevada Highway, Motor Vehicle Fuel Tax, Series C (RB) 5.00%, 07/01/26	290	334,685
County of Clark, School District, Series A (GO) 5.00%, 06/15/23	250	264,493
County of Clark, Series B (GO) 5.00%, 11/01/23	450	481,841
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	300	332,566
		1,730,648
New Jersey: 3.7%
City of Newark, Series A (GO) (AGM) 5.00%, 10/01/26	300	344,233
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
5.00%, 11/01/23	985	1,050,251
5.00%, 11/01/24	100	110,037
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB) 5.00%, 06/15/26	455	520,848
New Jersey Educational Facilities Authority, Princeton University, Series B (RB) 5.00%, 07/01/25	1,000	1,127,571
	Par (000’s)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/25	$225	$253,703
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. (RB) 5.00%, 07/01/23	300	317,851
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transportation Program (RB) 5.00%, 10/01/26	500	575,454
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/26	300	346,644
New Jersey Higher Education Student Assistance Authority, Series A (RB) (AGM) 5.00%, 12/01/23	500	535,661
New Jersey Sports & Exposition Authority, Series A (RB) 5.00%, 09/01/24	890	974,006
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/23	1,175	1,257,325
5.00%, 06/15/24	1,410	1,533,689
State of New Jersey, Covid-19 General Emergency, Series A (GO) 5.00%, 06/01/27	500	585,239
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/25	500	509,762
2.00%, 06/01/26	500	510,184
5.00%, 06/01/22	800	811,538
5.00%, 06/01/24	675	732,680
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	290	305,412
		12,402,088
New Mexico: 1.1%
New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	325	329,984
New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) (SBG) 5.00%, 05/01/25 (c) (p)	1,165	1,296,401
State of New Mexico, Series A (GO)
5.00%, 03/01/23	320	334,846
5.00%, 03/01/27	315	371,409
State of New Mexico, Series B (GO)
5.00%, 03/01/23	340	355,774
5.00%, 03/01/25	250	279,111

8

	Par (000’s)	Value
New Mexico (continued)
State of New Mexico, Series B (RB) 4.00%, 07/01/23	$505	$527,669
		3,495,194
New York: 13.9%
Build NYC Resource Corp., Chapin School Ltd. Project (RB) 5.00%, 11/01/26	270	316,463
City of New York, Series A (GO)
4.00%, 08/01/23	250	261,816
5.00%, 08/01/22	670	685,264
5.00%, 08/01/23	100	106,212
5.00%, 08/01/24	1,500	1,644,260
City of New York, Series B-1 (GO) 5.00%, 10/01/22	500	514,853
City of New York, Series C (GO)
5.00%, 08/01/22	265	271,037
5.00%, 08/01/24	750	822,130
5.00%, 08/01/25	1,325	1,490,390
City of New York, Series C and D (GO)
5.00%, 08/01/23	320	339,877
5.00%, 08/01/26	325	375,593
City of New York, Series C-1 (GO) (SD CRED PROG) 4.00%, 08/01/27	660	746,304
City of New York, Series D-3 (GO) 5.00%, 02/01/24 (c) (p)	100	105,998
City of New York, Series E (GO) 5.00%, 08/01/24	255	279,524
City of New York, Series F-1 (GO) 5.00%, 03/01/27	410	480,560
City of New York, Series J-9 (GO) 5.00%, 08/01/26	500	577,835
City of Yonkers, Series C (GO) (BAM) 5.00%, 10/01/23	100	106,701
County of Nassau, Series C (GO) 5.00%, 10/01/24	200	219,891
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/23	100	104,495
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22	255	261,746
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	1,500	1,643,130
Metropolitan Transportation Authority, Series A-2 (RB) (SD CRED PROG) 5.00%, 05/15/24 (p)	1,160	1,254,590
Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/23	290	309,800
	Par (000’s)	Value
New York (continued)
5.00%, 11/15/24	$390	$428,651
5.00%, 11/15/26	255	293,557
5.00%, 11/15/26	500	575,601
Metropolitan Transportation Authority, Series C-1 (RB)
5.00%, 11/15/23	500	534,137
5.00%, 11/15/25	875	986,945
Monroe County Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23	250	263,013
New York City Housing Development Corp., Multi-Family Housing, Series F-2 (RB) (FHA 542 (c)) 0.60%, 07/01/25 (c) (p)	305	295,041
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 5.00%, 01/01/27	750	871,684
New York City Transitional Finance Authority Future Tax Secured, Series A (RB) 5.00%, 11/01/27	440	526,193
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/24	550	602,801
5.00%, 07/15/25	570	644,357
5.00%, 07/15/26	315	365,090
New York City Transitional Finance Authority, Future Tax Secured Subordinate (RB) 5.00%, 11/01/22	1,000	1,033,494
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 05/01/23	575	605,669
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 11/01/25	350	398,299
New York City Trust for Cultural Resources, Museum of Modern Art, Series E (RB) 4.00%, 04/01/25	265	287,271
New York City Water & Sewer System, Series AA (RB) 4.00%, 06/15/24	500	533,920
New York City Water & Sewer System, Series BB-2 (RB) 5.00%, 12/15/23 (c)	700	752,969

9

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New York (continued)
New York City Water & Sewer System, Series BB-2 (RB) (AGM) 5.00%, 12/15/24 (c)	$430	$477,508
New York State Dormitory Authority, Health Facilities Improvement (RB) (SAW) 5.00%, 01/15/23	300	312,128
New York State Dormitory Authority, Income Tax, Series A (RB)
5.00%, 02/15/23	780	814,598
5.00%, 02/15/23	220	229,912
5.00%, 02/15/25	315	351,148
5.00%, 02/15/25	140	155,823
5.00%, 03/15/27	300	353,242
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/24	300	326,987
5.00%, 08/01/25	815	913,167
New York State Dormitory Authority, New York Cornell University, Series A (RB) 5.00%, 07/01/26	700	813,406
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	110	120,173
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 5.00%, 03/15/27	500	587,925
New York State Dormitory Authority, Personal Income Tax, Series B (RB) 5.00%, 02/15/26	435	497,719
New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW)
5.00%, 10/01/25	435	491,863
5.00%, 10/01/26	400	464,044
New York State Dormitory Authority, School Districts Bond Financing Program, Series B (RB) 5.00%, 10/01/24	300	329,753
New York State Dormitory Authority, Sloan-Kettering Cancer Center (RB) 5.00%, 07/01/26	200	231,282
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
5.00%, 03/15/23	290	304,026
5.00%, 03/15/26	430	493,126
	Par (000’s)	Value
New York (continued)
New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 02/15/23	$1,070	$1,117,461
New York State Dormitory Authority, State Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/25	1,000	1,113,021
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 03/15/23	845	885,870
5.00%, 03/15/24	735	795,808
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/24	155	167,823
5.00%, 03/15/25	775	865,497
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	680	780,711
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	500	562,711
New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 02/22/22 (c)	750	750,518
New York State Housing Finance Agency, Series L-2 (RB) 0.75%, 02/22/22 (c)	750	730,093
New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	165	177,309
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/23	790	828,210
5.00%, 03/15/25	500	557,733
5.00%, 03/15/27	690	812,083
New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/25	500	557,733
Town of Oyster Bay, New York Public Improvement (GO) 4.00%, 03/01/24	500	529,338
Town of Oyster Bay, New York Public Improvement (GO) (AGM) 4.00%, 03/01/26	250	275,348

10

	Par (000’s)	Value
New York (continued)
Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26	$530	$567,424
Triborough Bridge & Tunnel Authority, Series A-2 (RB) 2.00%, 05/15/26 (p)	875	890,572
Triborough Bridge & Tunnel Authority, Series C-1B (RB) 5.00%, 05/15/26 (p)	500	573,296
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	500	507,043
Utility Debt Securitization Authority (RB) 5.00%, 06/15/22 (c)	285	289,779
Utility Debt Securitization Authority, Series B (RB) 5.00%, 12/15/22 (c)	320	332,066
		45,852,438
North Carolina: 2.0%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/23	115	118,671
City of Charlotte, North Carolina Water & Sewer System (RB) 5.00%, 07/01/23	500	530,117
County of Guilford, Series B (GO) 5.00%, 05/01/24	500	544,711
County of Wake (GO) 5.00%, 04/01/27	300	356,087
County of Wake (RB) 5.00%, 09/01/26	375	437,386
County of Wake, Series A (GO) 5.00%, 03/01/25	250	279,757
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	2,125	2,281,775
State of North Carolina, Department of State Treasurer, Series B (GO) 5.00%, 06/01/25	970	1,093,443
State of North Carolina, Grant Anticipation Vehicle (RB) 5.00%, 03/01/23	500	523,086
State of North Carolina, Series B (GO) 5.00%, 06/01/23	575	607,656
		6,772,689
Ohio: 2.8%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/23	530	553,540
	Par (000’s)	Value
Ohio (continued)
City of Cleveland, Ohio Airport System, Series B (RB) (AGM) 5.00%, 01/01/23	$260	$270,353
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 08/01/25	100	112,665
5.00%, 08/01/26	410	474,600
County of Hamilton, Ohio Hospital Facilities, Trihealth, Inc., Series A (RB) 5.00%, 08/15/27	270	320,559
County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/25	500	570,125
Lancaster Port Authority (RB) (SBG) 5.00%, 02/01/25 (c) (p)	300	331,586
Ohio Turnpike and Infrastructure Commission, Series A (RB) 5.00%, 02/15/26	460	528,474
Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/26	250	289,028
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/25	1,325	1,468,586
State of Ohio, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/26	500	569,179
State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	100	113,503
State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	500	594,858
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	560	600,789
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	675	697,712
State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	1,000	1,053,080
State of Ohio, Miami University (RB) 5.00%, 09/01/25	115	130,298
The Ohio State University, Multiyear Debt Issuance Program, Series A (RB) 5.00%, 12/01/22	500	518,730
		9,197,665

11

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Oklahoma: 0.4%
Oklahoma County Independent School District No. 89, Series A (GO)
0.05%, 07/01/22	$500	$499,236
1.25%, 07/01/24	450	450,039
Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	350	369,120
		1,318,395
Oregon: 0.6%
City of Portland, Sewer System, Series A (RB) 5.00%, 05/01/26	350	403,716
City of Portland, Sewer System, Series A (RB) (AGM) 5.00%, 03/01/26	500	574,085
Linn and Benton Counties School District No. 8J (GO) (SBG) 5.00%, 06/15/26	350	405,874
Multnomah County School District No. 1J, Series B (GO) (SBG) 5.00%, 06/15/25	500	563,576
		1,947,251
Pennsylvania: 3.1%
Allegheny County Hospital Development Authority, Series A (RB) 5.00%, 07/15/25	300	336,595
City of Philadelphia, Series A (GO)
5.00%, 08/01/24	200	219,027
5.00%, 08/01/25	300	338,434
5.00%, 08/01/25	245	276,388
City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	310	319,273
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	250	263,615
Commonwealth of Pennsylvania, First Series (GO)
5.00%, 01/01/26	560	637,940
5.00%, 01/01/27	315	367,570
5.00%, 02/01/26	415	473,813
Commonwealth of Pennsylvania, Second Series (GO)
5.00%, 01/15/23	370	385,067
5.00%, 09/15/22	590	606,373
County of Lehig, Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600	692,453
Delaware River Port Authority, Series B (RB)
5.00%, 01/01/25	350	388,460
	Par (000’s)	Value
Pennsylvania (continued)
5.00%, 01/01/26	$1,170	$1,335,725
Montgomery County, Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	500	532,062
Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	150	160,478
Pennsylvania Economic Development Financing Authority (RB)
5.00%, 11/15/25	325	368,055
5.00%, 03/15/24	310	334,558
Pennsylvania State University, Series B (RB) 5.00%, 09/01/22	350	359,259
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/26	500	571,696
Philadelphia Authority for Industrial Development (RB) 5.00%, 10/01/24	400	436,691
Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	660	745,811
Southeastern Pennsylvania Transportation Authority, Federal Transit Administration Section 5337 (RB) 5.00%, 06/01/23	115	121,500
		10,270,843
Rhode Island: 0.1%
State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/26	300	349,693
South Carolina: 1.1%
County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	510	564,775
County of Richland, Series A (GO) (SAW) 5.00%, 03/01/26	500	575,808
Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 02/01/24 (c) (p)	1,765	1,858,172
State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	350	380,304
York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	330	345,274
		3,724,333

12

	Par (000’s)	Value
Tennessee: 1.9%
Memphis-Shelby County Industrial Development Board, Series B (RB) 5.00%, 11/01/26 (c)	$720	$834,454
Metropolitan Government of Nashville & Davidson County (GO)
5.00%, 07/01/24	200	218,598
5.00%, 07/01/26	525	608,338
Metropolitan Government of Nashville & Davidson County, Series C (GO) (SBG) 5.00%, 01/01/24	500	537,995
Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB) 5.00%, 05/01/26	450	516,650
Tennergy Corp., Series A (RB) 5.00%, 10/01/24 (c) (p)	900	986,275
Tennessee Energy Acquisition Corp., Gas Project (RB) 4.00%, 11/01/25 (c) (p)	1,775	1,918,265
Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 05/01/23 (c) (p)	560	577,221
		6,197,796
Texas: 7.5%
Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	300	313,453
Austin Independent School District, Unlimited Tax School Buildings (GO) 5.00%, 08/01/26	500	580,678
Bexar County Hospital District (GO)
5.00%, 02/15/24	725	783,713
5.00%, 02/15/26	350	401,802
Board of Regents of the University of Texas System, Series H (RB) 5.00%, 08/15/23	275	292,640
Brazosport Independent School District (GO) 5.00%, 02/15/23	1,000	1,044,629
City of Austin, Texas Electric Utility System, Series A (RB) 5.00%, 11/15/30 (c)	750	923,297
City of Austin, Texas Water & Wastewater System (RB)
5.00%, 11/15/22	180	186,304
5.00%, 11/15/22	110	113,760
5.00%, 11/15/25	790	900,305
City of Denton, Utility System (RB) 5.00%, 12/01/26	310	362,249
	Par (000’s)	Value
Texas (continued)
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/23	$500	$529,459
5.00%, 07/01/24	250	272,620
City of Houston, Series A (GO) 5.00%, 03/01/23	250	261,654
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 08/01/26 (c)	630	730,757
City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	500	564,424
Colorado River Municipal Water District (RB)
5.00%, 01/01/24	115	123,466
5.00%, 01/01/26	405	459,874
Comal Independent School District, Unlimited Tax School Buildings (GO) 5.00%, 02/01/26	775	884,832
Conroe Independent School District, Unlimited Tax School Buildings, Series A (GO) 5.00%, 02/15/27	2,000	2,352,334
Dallas County, Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	375	398,697
Dallas Fort Worth International Airport, Series B (RB) 5.00%, 11/01/25	200	226,342
Grand Parkway Transportation Corp. (RB) 5.00%, 02/01/23	325	338,346
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	500	551,115
Harris County, Series A (GO) 5.00%, 10/01/22	320	329,593
Hays Consolidated Independent School District, Series A (GO) 3.00%, 02/15/26	500	533,930
Houston Independent School District (GO) 5.00%, 07/15/25	320	361,464
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/24	155	167,225
5.00%, 02/15/26	250	286,152
Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/23	650	679,286

13

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Texas (continued)
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/26	$455	$528,209
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	160	170,136
North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/25	150	166,437
Northside Independent School District (GO) 0.70%, 06/01/25 (p)	500	486,927
Port Houston Authority of Harris County, Texas Unlimited Tax, Series A-2 (GO)
5.00%, 10/01/24	500	551,254
5.00%, 10/01/25	500	567,665
Round Rock Independent School District (GO) 5.00%, 08/01/26	570	661,973
San Antonio Water System, Series A (RB) 2.00%, 05/15/25	300	307,578
State of Texas, Water Infrastructure Fund, Series B-2 (GO) 5.00%, 08/01/24 (c)	430	470,908
State of Texas, Water Infrastructure Fund, Series B-3 (GO)
5.00%, 08/01/23	400	424,970
5.00%, 08/01/24	250	274,369
5.00%, 08/01/25	500	564,974
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/26	600	681,500
Texas Water Development Board (RB)
5.00%, 08/01/23	350	371,957
5.00%, 08/01/25	225	254,487
Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	340	357,548
Texas Water Development Board, Series B (RB) 5.00%, 10/15/24	500	552,490
Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	345	349,436
University of Houston, Series A (RB) 5.00%, 02/15/26	1,000	1,147,154
		24,844,372
	Par (000’s)	Value
Utah: 1.4%
Central Utah Water Conservancy District, Series B (RB) 5.00%, 10/01/25	$955	$1,085,713
County of Utah, IHL Health Services Inc., Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000	1,097,214
County of Utah, IHL Health Services Inc., Series B-2 (RB) 5.00%, 08/01/24 (c) (p)	500	538,951
State of Utah (GO)
5.00%, 07/01/23	500	529,971
5.00%, 07/01/25	290	327,828
5.00%, 07/01/25	300	339,133
5.00%, 07/01/26	500	581,004
University of Utah, Series A (RB) 5.00%, 08/01/23	100	106,212
		4,606,026
Virginia: 2.6%
City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	240	254,386
City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	125	139,246
City of Richmond, Series B (GO) 5.00%, 07/15/22	500	510,407
County of Fairfax, Public Improvement, Series A (GO)
4.00%, 10/01/24	285	306,830
4.00%, 10/01/25	500	549,801
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 10/01/23	275	289,603
4.00%, 10/01/25	700	769,721
Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	125	136,028
Hampton Roads Transportation Accountability Commission (RB) 5.00%, 07/01/26	1,250	1,443,771
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB)
5.00%, 02/01/24	235	253,453
5.00%, 02/01/27	250	293,771
5.00%, 02/01/27	600	705,052
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	250	260,752

14

	Par (000’s)	Value
Virginia (continued)
Virginia Commonwealth Transportation Board (RB)
5.00%, 09/15/23	$400	$426,520
5.00%, 09/15/24	325	357,455
5.00%, 09/15/26 (c)	510	594,963
Virginia Public Building Authority, Series A (RB) 5.00%, 08/01/26	265	308,138
Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/26	500	581,391
Virginia Public School Authority, Series B (RB) (SAW) 5.00%, 08/01/23	300	318,635
		8,499,923
Washington: 2.8%
City of Seattle, Municipal Light and Power Improvement, Series B (RB) 5.00%, 02/01/26	400	458,200
County of Clark, Public Utility District No. 1 (RB) 5.00%, 01/01/26	500	571,440
County of King (GO) 5.00%, 07/01/24	100	109,550
County of King, Sewer Improvement, Series B (RB)
5.00%, 07/01/25	575	648,972
5.00%, 07/01/26	200	231,841
Energy Northwest Project Electric, Series A (RB) 5.00%, 07/01/25	1,000	1,126,854
Energy Northwest Project Electric, Series C (RB)
5.00%, 07/01/24	450	492,409
5.00%, 07/01/25	1,375	1,549,425
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/23	100	106,009
5.00%, 07/01/24	455	497,881
State of Washington Various Purpose, Series D (GO) 5.00%, 02/01/24	200	215,829
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	750	822,520
University of Washington, Series C (RB) (AGM) 5.00%, 04/01/26	800	922,069
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000	1,075,218
	Par (000’s)	Value
Washington (continued)
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/25	$270	$300,165
		9,128,382
West Virginia: 0.1%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	410	436,961
Wisconsin: 1.6%
City of Madison, Series A (GO) 4.00%, 10/01/22	545	557,731
City of Milwaukee, Series N2 (GO) 4.00%, 03/01/25	750	811,374
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/24	225	243,571
5.00%, 04/01/25	125	139,327
5.00%, 04/01/26	500	571,260
5.00%, 04/01/26	750	856,889
State of Wisconsin (GO)
5.00%, 11/01/22	500	516,747
5.00%, 11/01/25	380	432,739
State of Wisconsin, Series A (GO) 5.00%, 05/01/27	1,000	1,186,069
Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	120	131,370
		5,447,077
Total Municipal Bonds: 98.4% (Cost: $330,233,380)		325,248,286
Other assets less liabilities: 1.6%		5,188,378
NET ASSETS: 100.0%		$330,436,664

15

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor

	% of
Summary of Investments by Sector	Investments	Value
Education	5.1%	$16,471,601
Health Care	7.3	23,813,130
Housing	0.6	2,021,413
Industrial Revenue	11.3	36,843,446
Leasing	6.9	22,246,742
Local	15.8	51,486,010
Power	4.8	15,630,930
Special Tax	9.1	29,437,288
State	19.8	64,355,452
Tobacco	1.3	4,233,377
Transportation	11.5	37,482,926
Water & Sewer	6.5	21,225,971
	100.0%	$325,248,286
16